Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q1PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Growth Fund 6
Franklin Income Fund 10
Franklin U.S. Government Securities Fund 31
Franklin Utilities Fund 33
Notes to Schedules of Investments 35

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2025
Franklin DynaTech Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 2.8%
a
Axon Enterprise, Inc. ................................. United States 700,000 $ 397,551,000
Elbit Systems Ltd. ................................... Israel 75,000 43,328,250
a
Karman Holdings, Inc. ................................ United States 1,150,000 84,145,500
a
Kratos Defense & Security Solutions, Inc. ................. United States 2,350,000 178,388,500
a
Rocket Lab Corp. ................................... United States 1,300,000 90,688,000
794,101,250
Automobiles 2.8%
a
Tesla, Inc. ......................................... United States 1,750,000 787,010,000
Biotechnology 4.3%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 225,000 89,471,250
a
Arcutis Biotherapeutics, Inc. ........................... United States 400,000 11,616,000
a
Argenx SE ........................................ Netherlands 225,000 189,797,361
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,000,000 213,240,000
a
BeOne Medicines Ltd. , ADR ........................... United States 50,000 15,190,500
a
Bridgebio Pharma, Inc. ............................... United States 400,000 30,596,000
a
Caris Life Sciences, Inc. .............................. United States 250,000 6,745,000
a
Insmed, Inc. ....................................... United States 925,000 160,987,000
a
Ionis Pharmaceuticals, Inc. ............................ United States 700,000 55,377,000
a
Krystal Biotech, Inc. ................................. United States 100,000 24,654,000
a
Natera, Inc. ........................................ United States 1,450,000 332,180,500
a
PTC Therapeutics, Inc. ............................... United States 150,000 11,394,000
a
Revolution Medicines, Inc. ............................. United States 200,000 15,930,000
a
Rhythm Pharmaceuticals, Inc. .......................... United States 100,000 10,704,000
a
Samsung Episholdings Co. Ltd. ......................... South Korea 10,000 5,157,752
a
United Therapeutics Corp. ............................. United States 100,000 48,725,000
1,221,765,363
Broadline Retail 10.2%
a
Amazon.com, Inc. ................................... United States 10,000,000 2,308,200,000
a
MercadoLibre, Inc. .................................. Brazil 200,000 402,852,000
a
Sea Ltd. , ADR ...................................... Singapore 1,450,000 184,976,500
2,896,028,500
Capital Markets 1.0%
a,b
Bullish, Inc. ........................................ United States 37,900 1,435,273
a
Robinhood Markets, Inc. , A ............................ United States 1,800,000 203,580,000
Tradeweb Markets, Inc. , A ............................. United States 750,000 80,655,000
285,670,273
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 1,650,000 216,199,500
Construction & Engineering 0.4%
a
Legence Corp. , A ................................... United States 650,000 27,976,000
Quanta Services, Inc. ................................ United States 220,000 92,853,200
120,829,200
Consumer Finance 0.0%
†
a,b
Figure Technology Solutions, Inc. , A ..................... United States 200,000 8,168,000
Electrical Equipment 0.8%
a
Bloom Energy Corp. , A ............................... United States 900,000 78,201,000
GE Vernova, Inc. .................................... United States 200,000 130,714,000
a
Nextpower, Inc. , A ................................... United States 100,000 8,711,000
217,626,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp. , A .................................. United States 2,250,000 $ 304,065,000
a
Celestica, Inc. ...................................... Canada 1,900,000 561,659,000
865,724,000
Energy Equipment & Services 0.2%
Baker Hughes Co. , A ................................. United States 100,000 4,554,000
a
Oceaneering International, Inc. ......................... United States 250,000 6,007,500
TechnipFMC plc .................................... United Kingdom 1,200,000 53,472,000
64,033,500
Entertainment 2.4%
a
Netflix, Inc. ........................................ United States 4,350,000 407,856,000
a
ROBLOX Corp. , A ................................... United States 2,000,000 162,060,000
a
Roku, Inc. , A ....................................... United States 250,000 27,122,500
a
Spotify Technology SA ................................ United States 150,000 87,106,500
684,145,000
Financial Services 3.5%
a
Affirm Holdings, Inc. , A ............................... United States 1,000,000 74,430,000
Mastercard, Inc. , A .................................. United States 1,000,000 570,880,000
a
Toast, Inc. , A ....................................... United States 100,000 3,551,000
Visa, Inc. , A ........................................ United States 1,000,000 350,710,000
999,571,000
Ground Transportation 0.3%
a
Uber Technologies, Inc. ............................... United States 1,200,000 98,052,000
Health Care Equipment & Supplies 1.6%
a
IDEXX Laboratories, Inc. .............................. United States 100,000 67,653,000
a
Intuitive Surgical, Inc. ................................ United States 650,000 368,134,000
a
Kestra Medical Technologies Ltd. ....................... United States 400,000 10,608,000
446,395,000
Health Care Providers & Services 1.0%
a
GeneDx Holdings Corp. , A ............................. United States 500,000 65,030,000
a
Guardant Health, Inc. ................................ United States 1,750,000 178,745,000
a
Hinge Health, Inc. , A ................................. United States 600,000 27,870,000
271,645,000
Health Care Technology 0.4%
a
Doximity, Inc. , A .................................... United States 100,000 4,428,000
a,b
HeartFlow, Inc. ..................................... United States 650,000 18,947,500
Pro Medicus Ltd. .................................... Australia 500,000 73,431,602
a
Veeva Systems, Inc. , A ............................... United States 100,000 22,323,000
119,130,102
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc. ............................... United States 50,000 267,766,500
a
DoorDash, Inc. , A ................................... United States 1,250,000 283,100,000
550,866,500
Interactive Media & Services 12.0%
Alphabet, Inc. , A .................................... United States 6,000,000 1,878,000,000
Meta Platforms, Inc. , A ............................... United States 2,150,000 1,419,193,500
a
Reddit, Inc. , A ...................................... United States 450,000 103,441,500
Tencent Holdings Ltd. ................................ China 100,000 7,674,354
3,408,309,354

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 5.0%
a
Cloudflare, Inc. , A ................................... United States 2,500,000 $ 492,875,000
a
MongoDB, Inc. , A ................................... United States 100,000 41,969,000
a
Shopify, Inc. , A ..................................... Canada 5,000,000 805,070,854
a
Snowflake, Inc. , A ................................... United States 300,000 65,808,000
1,405,722,854
Life Sciences Tools & Services 0.4%
a
Adaptive Biotechnologies Corp. ......................... United States 100,000 1,624,000
a
Medpace Holdings, Inc. ............................... United States 100,000 56,165,000
a,c
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 15,000 17,612,764
a
Tempus AI, Inc. , A ................................... United States 750,000 44,287,500
119,689,264
Machinery 0.1%
a
Symbotic, Inc. , A .................................... United States 400,000 23,800,000
Pharmaceuticals 1.8%
a
Axsome Therapeutics, Inc. ............................ United States 50,000 9,132,000
a
Corcept Therapeutics, Inc. ............................ United States 200,000 6,960,000
Eli Lilly & Co. ...................................... United States 300,000 322,404,000
a
Jazz Pharmaceuticals plc ............................. United States 350,000 59,500,000
a
Ligand Pharmaceuticals, Inc. ........................... United States 450,000 85,081,500
a
Tarsus Pharmaceuticals, Inc. ........................... United States 200,000 16,376,000
499,453,500
Semiconductors & Semiconductor Equipment 24.3%
Analog Devices, Inc. ................................. United States 250,000 67,800,000
a
ARM Holdings plc , ADR .............................. United States 250,000 27,327,500
ASML Holding NV , ADR .............................. Netherlands 100,000 106,986,000
Broadcom, Inc. ..................................... United States 4,750,000 1,643,975,000
a
First Solar, Inc. ..................................... United States 50,000 13,061,500
KLA Corp. ......................................... United States 250,000 303,770,000
Lam Research Corp. ................................. United States 2,050,000 350,919,000
Monolithic Power Systems, Inc. ......................... United States 250,000 226,590,000
NVIDIA Corp. ...................................... United States 19,000,000 3,543,500,000
a
SiTime Corp. ....................................... United States 25,000 8,829,750
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 2,000,000 607,780,000
6,900,538,750
Software 14.5%
a
AppLovin Corp. , A ................................... United States 1,100,000 741,202,000
a
Cadence Design Systems, Inc. ......................... United States 600,000 187,548,000
a
Circle Internet Group, Inc. , A ........................... United States 150,000 11,895,000
Constellation Software, Inc. ............................ Canada 10,000 24,053,040
a
Crowdstrike Holdings, Inc. , A ........................... United States 200,000 93,752,000
a
Figma, Inc. , A ...................................... United States 80,458 3,006,716
a
Guidewire Software, Inc. .............................. United States 300,000 60,303,000
Intuit, Inc. ......................................... United States 150,000 99,363,000
a
Life360, Inc. ....................................... United States 400,000 25,656,000
Microsoft Corp. ..................................... United States 4,500,000 2,176,290,000
a
Palantir Technologies, Inc. , A ........................... United States 1,600,000 284,400,000
a
Palo Alto Networks, Inc. .............................. United States 1,000,000 184,200,000
a
ServiceTitan, Inc. , A ................................. United States 800,000 85,200,000
a
Synopsys, Inc. ..................................... United States 300,000 140,916,000
a
Unity Software, Inc. .................................. United States 200,000 8,834,000
4,126,618,756

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 43 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.5%
a
Carvana Co. , A ..................................... United States 350,000 $ 147,707,000
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. ........................................ United States 4,000,000 1,087,440,000
Total Common Stocks (Cost $ 10,972,413,901 ) .................................
28,366,239,666
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 10,972,413,901 ) ..........................
28,366,239,666
a
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 60,168,347 60,168,347
Total Money Market Funds (Cost $ 60,168,347 ) ................................
60,168,347
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 7,707,000 7,707,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 7,707,000 ) ..........................................................
7,707,000
Total Short Term Investments (Cost $ 67,875,347 ) ..............................
67,875,347
a
Total Investments (Cost $ 11,040,289,248 ) 100.0% ..............................
$28,434,115,013
Other Assets, less Liabilities (0.0) %
†
.........................................
(23,011,054)
Net Assets 100.0% .........................................................
$28,411,103,959
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the value of this security was $17,612,764, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2025
Franklin Growth Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 4.8%
BWX Technologies, Inc. .............................. United States 1,062,679 $ 183,673,438
Curtiss-Wright Corp. ................................. United States 241,851 133,325,201
Northrop Grumman Corp. ............................. United States 512,809 292,408,820
RTX Corp. ........................................ United States 1,322,531 242,552,185
851,959,644
Beverages 1.3%
a
Monster Beverage Corp. .............................. United States 3,041,359 233,180,994
Biotechnology 0.5%
AbbVie, Inc. ....................................... United States 412,189 94,181,065
Broadline Retail 5.0%
a
Amazon.com, Inc. ................................... United States 3,593,324 829,411,046
a
MercadoLibre, Inc. .................................. Brazil 26,585 53,549,102
882,960,148
Building Products 2.5%
Johnson Controls International plc ....................... United States 1,591,156 190,540,931
Trane Technologies plc ............................... United States 627,414 244,189,529
434,730,460
Capital Markets 5.3%
BlackRock, Inc. ..................................... United States 117,117 125,355,010
Blackstone, Inc. .................................... United States 928,444 143,110,358
Charles Schwab Corp. (The) ........................... United States 1,988,917 198,712,697
Intercontinental Exchange, Inc. ......................... United States 1,277,457 206,896,936
S&P Global, Inc. .................................... United States 331,546 173,262,624
Tradeweb Markets, Inc. , A ............................. United States 858,052 92,274,912
939,612,537
Chemicals 2.4%
Ecolab, Inc. ........................................ United States 558,977 146,742,642
Linde plc .......................................... United States 628,827 268,125,545
414,868,187
Commercial Services & Supplies 0.7%
Republic Services, Inc. , A ............................. United States 583,401 123,640,174
Communications Equipment 0.4%
Motorola Solutions, Inc. ............................... United States 191,984 73,591,307
Construction Materials 1.1%
Martin Marietta Materials, Inc. .......................... United States 316,292 196,942,377
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp. .............................. United States 220,134 189,830,354
Electric Utilities 1.1%
NextEra Energy, Inc. ................................. United States 2,417,070 194,042,380
Electrical Equipment 1.6%
AMETEK, Inc. ...................................... United States 722,202 148,275,292
Eaton Corp. plc ..................................... United States 393,770 125,419,683
273,694,975
Electronic Equipment, Instruments & Components 4.4%
Amphenol Corp. , A .................................. United States 4,838,613 653,890,161

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity plc .................................. Switzerland 579,938 $ 131,941,694
785,831,855
Entertainment 1.0%
a
Netflix, Inc. ........................................ United States 1,801,230 168,883,325
a
Spotify Technology SA ................................ United States 25,304 14,694,286
183,577,611
Financial Services 4.4%
Mastercard, Inc. , A .................................. United States 861,012 491,534,530
Visa, Inc. , A ........................................ United States 813,115 285,167,562
776,702,092
Ground Transportation 2.1%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,274,013 93,805,577
Old Dominion Freight Line, Inc. ......................... United States 362,356 56,817,421
a
Uber Technologies, Inc. ............................... United States 411,080 33,589,347
Union Pacific Corp. .................................. United States 809,492 187,251,689
371,464,034
Health Care Equipment & Supplies 3.2%
Abbott Laboratories .................................. United States 701,350 87,872,142
a
Intuitive Surgical, Inc. ................................ United States 551,470 312,330,549
Stryker Corp. ...................................... United States 468,215 164,563,526
564,766,217
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc. .............................. United States 310,155 102,385,267
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc. ............................... United States 26,649 142,714,189
Interactive Media & Services 6.3%
Alphabet, Inc. , A .................................... United States 1,323,030 414,108,390
Alphabet, Inc. , C .................................... United States 1,697,852 532,785,958
Meta Platforms, Inc. , A ............................... United States 259,247 171,126,352
1,118,020,700
IT Services 0.6%
a,b,c
Canva Australia Holdings Pty. Ltd. , B ..................... Australia 25,413 41,833,356
a
Shopify, Inc. , A ..................................... Canada 389,406 62,682,684
104,516,040
Life Sciences Tools & Services 4.4%
Agilent Technologies, Inc. ............................. United States 982,330 133,665,643
Danaher Corp. ..................................... United States 1,071,339 245,250,924
a
Mettler-Toledo International, Inc. ........................ United States 141,132 196,764,823
Thermo Fisher Scientific, Inc. .......................... United States 350,282 202,970,905
778,652,295
Machinery 3.8%
Deere & Co. ....................................... United States 308,150 143,465,396
Ingersoll Rand, Inc. .................................. United States 2,090,234 165,588,337
Parker-Hannifin Corp. ................................ United States 226,067 198,703,850
Xylem, Inc. ........................................ United States 1,145,451 155,987,517
663,745,100

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 2.8%
AstraZeneca plc , ADR ................................ United Kingdom 1,995,949 $ 183,487,592
Eli Lilly & Co. ...................................... United States 292,331 314,162,279
497,649,871
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 99,532 25,602,616
Verisk Analytics, Inc. , A ............................... United States 168,571 37,707,647
63,310,263
Semiconductors & Semiconductor Equipment 16.1%
a
ARM Holdings plc , ADR .............................. United States 337,196 36,858,895
ASML Holding NV , ADR .............................. Netherlands 324,577 347,251,949
Broadcom, Inc. ..................................... United States 1,416,743 490,334,752
Lam Research Corp. ................................. United States 154,539 26,453,986
Monolithic Power Systems, Inc. ......................... United States 313,715 284,338,727
NVIDIA Corp. ...................................... United States 8,178,379 1,525,267,684
Texas Instruments, Inc. ............................... United States 736,227 127,728,022
2,838,234,015
Software 14.7%
a,b,c
Aestas Management Co. LLC .......................... United States 17,336 8,254,103
a
Autodesk, Inc. ...................................... United States 724,956 214,594,226
b,c
Checkout Payments Group Ltd. , B ....................... United Kingdom 96,603 11,362,438
a
Crowdstrike Holdings, Inc. , A ........................... United States 125,566 58,860,318
Intuit, Inc. ......................................... United States 353,528 234,184,018
Microsoft Corp. ..................................... United States 2,579,077 1,247,293,219
a
Palo Alto Networks, Inc. .............................. United States 433,196 79,794,703
a,b,c
Plaid, Inc. , A ....................................... Japan 98,050 17,982,278
a
PTC, Inc. ......................................... United States 864,206 150,553,327
Salesforce, Inc. ..................................... United States 247,959 65,686,819
a
ServiceNow, Inc. .................................... United States 1,154,734 176,893,701
a,b,c
Stripe, Inc. , B ...................................... United States 540,043 22,690,413
a
Synopsys, Inc. ..................................... United States 539,932 253,616,859
a
Tyler Technologies, Inc. ............................... United States 136,347 61,894,721
2,603,661,143
Specialty Retail 0.2%
a
Carvana Co. , A ..................................... United States 86,567 36,533,005
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc. ........................................ United States 2,166,981 589,115,455
Trading Companies & Distributors 1.0%
Fastenal Co. ....................................... United States 4,579,735 183,784,765
Total Common Stocks (Cost $ 4,211,908,851 ) ..................................
17,307,898,519
Convertible Preferred Stocks 1.0%
Aerospace & Defense 0.4%
a,b,c
Anduril Industries, Inc. , F .............................. United States 1,150,134 71,308,308
IT Services 0.0%
†
a,b,c
Canva Australia Holdings Pty. Ltd. , A ..................... Australia 2,353 3,873,367
a,b,c
Canva Australia Holdings Pty. Ltd. , A-3 ................... Australia 94 154,737
a,b,c
Canva Australia Holdings Pty. Ltd. , A-4 ................... Australia 8 13,169
a,b,c
Canva Australia Holdings Pty. Ltd. , A-5 ................... Australia 5 8,231
4,049,504

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 43 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software 0.6%
a,b,c
Gusto, Inc. , E ...................................... United States 822,494 $ 18,800,744
a,b,c
OneTrust LLC , C .................................... United States 849,894 12,491,946
a,b,c
Stripe, Inc. , I ....................................... United States 1,759,545 73,928,934
105,221,624
Total Convertible Preferred Stocks (Cost $ 106,287,288 ) ........................
180,579,436
Preferred Stocks 0.8%
Life Sciences Tools & Services 0.8%
d
Sartorius AG , 0 .3% .................................. Germany 453,990 130,733,025
Total Preferred Stocks (Cost $ 156,961,737 ) ...................................
130,733,025
Total Long Term Investments (Cost $ 4,475,157,876 ) ...........................
17,619,210,980
a
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 70,959,992 70,959,992
Total Money Market Funds (Cost $ 70,959,992 ) ................................
70,959,992
Total Short Term Investments (Cost $ 70,959,992 ) ..............................
70,959,992
a
Total Investments (Cost $ 4,546,117,868 ) 100.1% ...............................
$17,690,170,972
Other Assets, less Liabilities (0.1) % .........................................
(11,362,433)
Net Assets 100.0% .........................................................
$17,678,808,539
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2025
Franklin Income Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 27.2%
Aerospace & Defense 1.2%
Lockheed Martin Corp. ............................... United States 1,000,000 $ 483,670,000
Northrop Grumman Corp. ............................. United States 250,000 142,552,500
TransDigm Group, Inc. ............................... United States 200,000 265,970,000
892,192,500
Air Freight & Logistics 0.1%
United Parcel Service, Inc. , B .......................... United States 500,000 49,595,000
Automobiles 0.2%
Mercedes-Benz Group AG ............................ Germany 2,500,000 173,305,230
Banks 1.0%
Bank of America Corp. ............................... United States 500,000 27,500,000
Fifth Third Bancorp .................................. United States 6,000,000 280,860,000
PNC Financial Services Group, Inc. (The) ................. United States 750,000 156,547,500
US Bancorp ....................................... United States 6,500,000 346,840,000
811,747,500
Beverages 1.7%
Coca-Cola Co. (The) ................................. United States 5,000,000 349,550,000
a
PepsiCo, Inc. ...................................... United States 7,000,000 1,004,640,000
1,354,190,000
Biotechnology 1.2%
a
AbbVie, Inc. ....................................... United States 2,500,000 571,225,000
Amgen, Inc. ....................................... United States 1,000,000 327,310,000
898,535,000
Capital Markets 0.3%
BlackRock, Inc. ..................................... United States 200,000 214,068,000
b
Yeoman Capital SA .................................. Luxembourg 3,030,000 26,556,864
240,624,864
Chemicals 1.0%
a
Air Products and Chemicals, Inc. ........................ United States 2,750,000 679,305,000
BASF SE ......................................... Germany 2,500,000 131,546,506
810,851,506
Communications Equipment 0.4%
Cisco Systems, Inc. ................................. United States 4,000,000 308,120,000
Consumer Staples Distribution & Retail 0.2%
Target Corp. ....................................... United States 1,500,000 146,625,000
Containers & Packaging 0.3%
International Paper Co. ............................... United States 5,100,000 200,889,000
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. .......................... United States 8,000,000 325,840,000
Electric Utilities 1.9%
Duke Energy Corp. .................................. United States 3,500,000 410,235,000
NextEra Energy, Inc. ................................. United States 1,000,000 80,280,000
Southern Co. (The) .................................. United States 8,500,000 741,200,000
Xcel Energy, Inc. .................................... United States 3,000,000 221,580,000
1,453,295,000
Energy Equipment & Services 0.5%
Halliburton Co. ..................................... United States 5,000,000 141,300,000
SLB Ltd. .......................................... United States 7,000,000 268,660,000
409,960,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.5%
Mondelez International, Inc. , A .......................... United States 500,000 $ 26,915,000
Nestle SA , ADR .................................... United States 4,000,000 395,120,000
422,035,000
Ground Transportation 1.0%
Norfolk Southern Corp. ............................... United States 150,000 43,308,000
a
Union Pacific Corp. .................................. United States 3,000,000 693,960,000
737,268,000
Health Care Equipment & Supplies 0.6%
a
Abbott Laboratories .................................. United States 2,250,000 281,902,500
Medtronic plc ...................................... United States 2,000,000 192,120,000
474,022,500
Health Care Providers & Services 0.5%
a
Cigna Group (The) .................................. United States 400,000 110,092,000
Humana, Inc. ...................................... United States 300,000 76,839,000
UnitedHealth Group, Inc. .............................. United States 500,000 165,055,000
351,986,000
Hotels, Restaurants & Leisure 0.4%
a
McDonald's Corp. ................................... United States 1,000,000 305,630,000
Household Products 1.5%
Procter & Gamble Co. (The) ........................... United States 8,000,000 1,146,480,000
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 2,000,000 390,180,000
IT Services 1.1%
Accenture plc , A .................................... United States 1,652,000 443,231,600
a
International Business Machines Corp. ................... United States 1,250,000 370,262,500
813,494,100
Machinery 0.2%
Illinois Tool Works, Inc. ............................... United States 600,000 147,780,000
Media 0.4%
Comcast Corp. , A ................................... United States 10,000,000 298,900,000
Metals & Mining 0.4%
Freeport-McMoRan, Inc. .............................. United States 6,888,708 349,877,479
Multi-Utilities 1.0%
Dominion Energy, Inc. ................................ United States 5,856,900 343,155,771
Sempra, Inc. ....................................... United States 4,500,000 397,305,000
740,460,771
Oil, Gas & Consumable Fuels 4.6%
BP plc , ADR ....................................... United States 2,000,000 69,460,000
a
Chevron Corp. ..................................... United States 7,500,000 1,143,075,000
ConocoPhillips ..................................... United States 2,500,000 234,025,000
a
Exxon Mobil Corp. ................................... United States 13,000,000 1,564,420,000
Shell plc , ADR ...................................... United States 3,974,000 292,009,520
a
TotalEnergies SE ................................... France 4,000,000 261,680,000
3,564,669,520
Pharmaceuticals 2.2%
a
Bristol-Myers Squibb Co. .............................. United States 4,500,000 242,730,000
Johnson & Johnson ................................. United States 2,000,000 413,900,000
b
Keenova Therapeutics plc ............................. United States 1,154,712 103,288,988

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ................................... United States 4,800,000 $ 505,248,000
b
Par Health, Inc. ..................................... United States 1,154,712 10,825,425
Pfizer, Inc. ......................................... United States 17,000,000 423,300,000
1,699,292,413
Semiconductors & Semiconductor Equipment 0.7%
QUALCOMM, Inc. ................................... United States 1,100,000 188,155,000
a
Texas Instruments, Inc. ............................... United States 2,000,000 346,980,000
535,135,000
Specialty Retail 1.0%
Home Depot, Inc. (The) ............................... United States 2,000,000 688,200,000
Lowe's Cos., Inc. .................................... United States 500,000 120,580,000
808,780,000
Technology Hardware, Storage & Peripherals 0.2%
a
Dell Technologies, Inc. , C ............................. United States 1,000,000 125,880,000
Total Common Stocks (Cost $ 18,519,691,914 ) .................................
20,987,641,383
Management Investment Companies 0.1%
Capital Markets 0.1%
c
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 7,867,833 90,008,007
Total Management Investment Companies (Cost $ 100,000,000 ) .................
90,008,007
Equity-Linked Securities 18.4%
Aerospace & Defense 0.8%
d
Goldman Sachs Bank USA into RTX Corp. , 144A, 7.5% , 3/31/26 United States 1,560,000 224,209,087
d
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 1,275,000 251,414,480
d
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 8% , 5/14/26 United States 865,000 176,386,526
652,010,093
Air Freight & Logistics 0.2%
d
Toronto-Dominion Bank (The) into United Parcel Service, Inc. ,
144A, 10% , 8/05/26 ................................ United States 1,380,000 138,019,433
Banks 1.0%
d
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 5,400,000 254,584,044
d
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 5,000,000 257,590,893
d
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 2,900,000 277,648,582
789,823,519
Biotechnology 0.3%
d
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 855,000 260,283,760
Broadline Retail 0.5%
d
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 1,150,000 251,212,593
d
J.P. Morgan Structured Products BV into Amazon.com, Inc. , 144A,
9% , 1/11/27 ...................................... United States 725,000 165,730,789
416,943,382
Chemicals 0.6%
d
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 825,000 83,097,478

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Chemicals (continued)
d
Toronto-Dominion Bank (The) into Albemarle Corp. , 144A, 15% ,
12/23/26 ........................................ United States 2,680,000 $ 364,481,145
447,578,623
Communications Equipment 0.4%
d
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 4,100,000 290,060,110
Consumer Staples Distribution & Retail 0.6%
d
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 3,000,000 281,430,484
d
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 1,615,000 156,869,969
438,300,453
Electric Utilities 0.6%
d
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc. ,
144A, 9% , 10/05/26 ................................ United States 3,500,000 262,163,710
d
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 2,500,000 204,632,611
466,796,321
Energy Equipment & Services 0.7%
d
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 9/21/26 ..... United States 7,650,000 195,716,554
d
Wells Fargo Bank NA into Schlumberger NV , 144A, 9% , 10/02/26 United States 8,600,000 321,203,998
516,920,552
Health Care Equipment & Supplies 0.2%
d
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 1,850,000 177,520,861
Health Care Providers & Services 1.0%
d
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 9% , 9/25/26 United States 950,000 310,239,877
d
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 520,000 170,682,511
d
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 3,500,000 265,585,392
746,507,780
Hotels, Restaurants & Leisure 0.4%
d
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 1,700,000 143,551,103
d
Wells Fargo Bank NA into Starbucks Corp. , 144A, 9% , 8/10/26 . United States 2,250,000 194,666,909
338,218,012
Interactive Media & Services 0.4%
d
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 535,000 338,094,378
IT Services 0.7%
d
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 975,000 261,294,529
d
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 850,000 242,577,022
503,871,551
Machinery 0.3%
d
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 480,000 194,968,569
Media 0.3%
d
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 6,900,000 208,556,693

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Metals & Mining 0.4%
d
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 3,750,000 $ 170,073,956
d
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 2,575,000 113,081,008
283,154,964
Oil, Gas & Consumable Fuels 0.5%
d
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 2,225,000 265,298,211
d
Royal Bank of Canada into BP plc , 144A, 10% , 10/07/26 ...... United States 3,830,000 131,960,702
397,258,913
Pharmaceuticals 0.4%
d
Barclays Bank plc into Merck & Co., Inc. , 144A, 8.5% , 10/02/26 . United States 3,100,000 291,960,010
Semiconductors & Semiconductor Equipment 4.2%
d
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 3,200,000 204,941,252
d
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/05/26 ........................................ United States 3,100,000 197,833,701
d
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 2,050,000 301,037,403
d
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 1,300,000 229,378,819
d
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 6,500,000 215,844,553
d
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 615,000 131,652,069
d
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 800,000 182,969,122
d
Mizuho Markets Cayman LP into Microchip Technology, Inc. ,
144A, 10% , 4/15/26 ................................ United States 3,010,000 186,281,399
d
Royal Bank of Canada into Analog Devices, Inc. , 144A, 10% ,
11/16/26 ........................................ United States 890,000 220,892,084
d
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
8/20/26 ......................................... United States 1,560,000 270,037,999
d
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 674,000 120,700,129
d
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 8,450,000 248,589,638
d
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
11/25/26 ........................................ United States 1,400,000 244,549,573
d
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 4,500,000 332,077,781
d
UBS AG into Marvell Technology, Inc. , 144A, 12% , 12/16/26 ... United States 2,050,000 181,304,996
3,268,090,518
Software 2.1%
d
Barclays Bank plc into Salesforce, Inc. , 144A, 10% , 4/01/26 ... United States 450,000 120,617,930
d
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 725,000 320,947,684
d
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 650,000 313,796,571
d
Royal Bank of Canada into Microsoft Corp. , 144A, 7.25% ,
11/16/26 ........................................ United States 445,000 221,944,260
d
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 1,625,000 258,896,506
d
UBS AG into Oracle Corp. , 144A, 12% , 1/11/27 ............. United States 740,000 141,367,204
d
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 880,000 232,092,402
1,609,662,557

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Specialty Retail 1.2%
d
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 850,000 $ 302,111,112
d
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 1,000,000 356,946,625
d
Toronto-Dominion Bank (The) into Lowe's Cos., Inc. , 144A, 7.5% ,
8/19/26 ......................................... United States 1,255,000 298,371,500
957,429,237
Technology Hardware, Storage & Peripherals 0.2%
d
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 1,100,000 147,780,662
Textiles, Apparel & Luxury Goods 0.4%
d
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 2,450,000 158,742,741
d
Merrill Lynch BV into NIKE, Inc. , 144A, 9% , 8/10/26 .......... United States 2,400,000 159,252,792
317,995,533
Total Equity-Linked Securities (Cost $ 13,586,534,165 ) .........................
14,197,806,484
Convertible Preferred Stocks 2.0%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 5,580,000 385,354,800
Capital Markets 0.2%
Ares Management Corp. , B , 6.75% ...................... United States 2,250,000 113,400,000
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 4,500,000 267,255,000
Electric Utilities 0.7%
NextEra Energy, Inc. , 7.234% .......................... United States 4,500,000 219,375,000
NextEra Energy, Inc. , 7.299% .......................... United States 3,500,000 181,195,000
Southern Co. (The) , A , 7.125% ......................... United States 3,500,000 176,260,000
576,830,000
Financial Services 0.3%
FNMA , 5.375% ..................................... United States 4,220 208,890,000
Total Convertible Preferred Stocks (Cost $ 1,448,354,593 ) ......................
1,551,729,800
Preferred Stocks 0.1%
Financial Services 0.1%
FNMA , 8.25% , S .................................... United States 4,000,000 60,920,000
Total Preferred Stocks (Cost $ 93,801,501 ) ....................................
60,920,000
Warrants
Warrants 0.1%
Capital Markets 0.1%
b
Yeoman Capital SA , 11/12/35 .......................... Luxembourg 14,303,778 125,367,488
Total Warrants (Cost $ 91,187,300 ) ...........................................
125,367,488
Principal
Amount
*
Convertible Bonds 0.2%
Electric Utilities 0.1%
d
Southern Co. (The) , Senior Note , 144A, 3.25% , 6/15/28 ...... United States 90,000,000 90,045,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.1%
d
CenterPoint Energy, Inc. , Senior Note , 144A, 3% , 8/01/28 ..... United States 45,000,000 $ 45,605,250
Total Convertible Bonds (Cost $ 135,000,000 ) .................................
135,650,250
Corporate Bonds 33.3%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 25,000,000 22,759,847
Senior Bond , 3.25% , 2/01/35 ......................... United States 25,000,000 21,943,949
Senior Note , 5.15% , 5/01/30 ......................... United States 243,000,000 249,768,999
Senior Note , 6.388% , 5/01/31 ........................ United States 30,000,000 32,570,104
Senior Note , 6.528% , 5/01/34 ........................ United States 35,000,000 38,734,854
d
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 40,000,000 42,675,920
RTX Corp. , Senior Bond , 6.1% , 3/15/34 ...................
United States 25,000,000 27,365,308
Textron, Inc. , Senior Bond , 2.45% , 3/15/31 ................
United States 40,000,000 36,318,838
d
TransDigm, Inc. ,
Senior Note , 144A, 6.375% , 5/31/33 ................... United States 30,000,000 30,804,210
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 100,000,000 101,886,593
Senior Secured Note , 144A, 6.375% , 3/01/29 ............ United States 100,000,000 103,251,895
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 50,000,000 52,351,334
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 100,000,000 104,166,900
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 105,000,000 107,549,400
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 100,000,000 104,231,921
1,076,380,072
Automobile Components 0.1%
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000,000 73,693,546
Goodyear Tire & Rubber Co. (The) , Senior Bond , 4.875% ,
3/15/27 ......................................... United States 34,757,000 34,947,923
108,641,469
Automobiles 0.7%
Ford Motor Co. ,
Senior Bond , 4.346% , 12/08/26 ....................... United States 35,000,000 34,969,269
Senior Bond , 3.25% , 2/12/32 ......................... United States 120,000,000 105,791,263
Senior Bond , 6.1% , 8/19/32 .......................... United States 155,000,000 159,776,260
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 25,000,000 26,159,356
Senior Bond , 5.15% , 4/01/38 ......................... United States 140,000,000 135,029,741
d
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 73,000,000 71,816,239
533,542,128
Banks 2.6%
Bank of America Corp. ,
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 . United States 45,000,000 44,448,448
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 120,000,000 119,742,733
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 90,000,000 92,076,840
Barclays plc ,
e
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 20,000,000 21,422,040
Senior Bond , 2.645% to 6/23/30, FRN thereafter , 6/24/31 ... United Kingdom 30,000,000 27,788,249
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 100,000,000 105,014,917
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 65,000,000 74,350,911
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 ... United Kingdom 70,000,000 77,528,781
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 80,000,000 81,760,909
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..... United Kingdom 55,000,000 61,602,612

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
e
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 75,000,000 $ 77,981,259
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 75,000,000 81,698,965
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 155,000,000 164,714,918
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 85,000,000 89,063,647
Sub. Bond , 5.411% to 9/18/34, FRN thereafter , 9/19/39 ..... United States 30,000,000 30,231,191
JPMorgan Chase & Co. ,
e
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 50,000,000 53,063,292
e
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 100,000,000 103,987,116
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 90,000,000 98,972,347
KeyBank NA ,
Senior Note , 5.85% , 11/15/27 ........................ United States 50,000,000 51,542,998
Sub. Bond , 4.9% , 8/08/32 ........................... United States 35,000,000 34,939,104
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 70,000,000 75,694,927
Truist Financial Corp. ,
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 45,000,000 45,368,346
Sub. Bond , 4.916% to 7/27/32, FRN thereafter , 7/28/33 ..... United States 95,000,000 95,570,136
US Bancorp ,
Senior Bond , 5.85% to 10/20/32, FRN thereafter , 10/21/33 .. United States 45,000,000 48,207,610
Senior Bond , 5.836% to 6/09/33, FRN thereafter , 6/12/34 ... United States 35,000,000 37,360,719
Senior Note , 5.775% to 6/11/28, FRN thereafter , 6/12/29 .... United States 40,000,000 41,592,024
Wells Fargo & Co. ,
Senior Bond , 4.897% to 7/24/32, FRN thereafter , 7/25/33 ... United States 50,000,000 50,791,892
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 70,000,000 73,428,095
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 . United States 60,000,000 66,451,804
2,026,396,830
Biotechnology 0.1%
d
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 20,000,000 21,025,038
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 80,000,000 82,043,323
103,068,361
Building Products 0.2%
d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 52,600,000 40,803,675
d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 50,000,000 52,138,104
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 20,000,000 20,899,623
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 30,000,000 31,246,050
145,087,452
Capital Markets 0.9%
Charles Schwab Corp. (The) ,
Senior Bond , 5.853% to 5/18/33, FRN thereafter , 5/19/34 ... United States 30,000,000 32,151,196
Senior Note , 6.196% to 11/16/28, FRN thereafter , 11/17/29 .. United States 40,000,000 42,322,650
Goldman Sachs Group, Inc. (The) ,
e
Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter , Perpetual United States 10,000,000 10,439,393
e
Y , Junior Sub. Bond , 6.125% to 11/09/34, FRN thereafter ,
Perpetual ....................................... United States 25,000,000 25,363,300
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 30,000,000 27,089,514
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 75,000,000 83,620,246

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (continued)
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 65,000,000 $ 69,129,747
Sub. Bond , 6.75% , 10/01/37 ......................... United States 60,000,000 67,026,712
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 35,000,000 38,371,813
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 220,000,000 226,571,868
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 30,000,000 33,557,184
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 67,095,000 70,625,602
726,269,225
Chemicals 1.1%
Celanese US Holdings LLC ,
Senior Bond , 6.879% , 7/15/32 ........................ United States 105,000,000 109,349,023
Senior Note , 6.665% , 7/15/27 ........................ United States 40,000,000 41,258,295
Senior Note , 7.05% , 11/15/30 ........................ United States 30,000,000 31,634,899
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 35,000,000 36,896,284
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 25,000,000 23,981,835
d
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3% , 11/01/30 .................................... United States 24,549,000 22,166,409
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 38,000,000 39,618,249
d
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 100,000,000 100,514,500
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 65,000,000 65,249,470
d
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 ................... United States 265,668,000 186,211,079
Senior Secured Note , 144A, 9.125% , 9/30/30 ............ United States 207,000,000 206,845,535
863,725,578
Commercial Services & Supplies 0.1%
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 50,000,000 51,712,250
Communications Equipment 1.1%
d
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 292,000,000 294,473,491
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 220,000,000 221,331,440
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 150,000,000 149,906,250
Senior Secured Note , 144A, 9.5% , 12/15/31 ............. United States 155,000,000 156,689,533
822,400,714
Consumer Finance 1.2%
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 50,000,000 51,366,304
Senior Bond , 5.817% to 1/31/33, FRN thereafter , 2/01/34 ... United States 85,000,000 88,999,475
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 75,000,000 78,725,545
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 40,000,000 41,267,088
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 40,000,000 45,219,227
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113% , 5/03/29 ........................ United States 45,000,000 45,083,454
Senior Bond , 6.125% , 3/08/34 ........................ United States 65,000,000 66,079,240
Senior Note , 6.95% , 6/10/26 ......................... United States 35,000,000 35,311,010
Senior Note , 4.95% , 5/28/27 ......................... United States 85,000,000 85,360,658
Senior Note , 6.8% , 5/12/28 .......................... United States 92,000,000 96,026,203
Senior Note , 7.35% , 3/06/30 ......................... United States 45,000,000 48,316,415
Senior Note , 6.532% , 3/19/32 ........................ United States 80,000,000 83,697,010
General Motors Financial Co., Inc. ,
Senior Bond , 6.4% , 1/09/33 .......................... United States 50,000,000 54,006,065

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note , 5.8% , 6/23/28 .......................... United States 50,000,000 $ 51,844,295
Senior Note , 5.8% , 1/07/29 .......................... United States 75,000,000 78,215,656
949,517,645
Containers & Packaging 1.3%
d
Ardagh Group SA ,
f
Secured Note , 144A, PIK, 12% , 12/01/30 ............... United States 260,000,000 237,047,778
Senior Secured Note , 144A, 9.5% , 12/01/30 ............. United States 169,278,000 183,760,213
d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ..... United States 60,000,000 56,534,742
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 40,000,000 41,157,777
d
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 250,000,000 241,250,000
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 250,000,000 248,258,838
1,008,009,348
Diversified REITs 0.2%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 ...........
United States 50,000,000 50,362,160
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25% , 12/01/26 ................................... United States 100,000,000 100,011,864
150,374,024
Diversified Telecommunication Services 1.0%
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 207,600,000 207,435,037
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 165,700,000 164,481,691
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 82,500,000 78,842,651
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 102,000,000 103,453,582
Senior Note , 144A, 7.375% , 3/01/31 ................... United States 100,000,000 102,111,755
d
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 135,000,000 128,012,407
784,337,123
Electric Utilities 2.3%
American Electric Power Co., Inc. , Senior Bond , 5.95% , 11/01/32
United States 30,000,000 32,276,668
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 60,000,000 61,638,738
d
NRG Energy, Inc. ,
Senior Bond , 144A, 3.625% , 2/15/31 ................... United States 65,000,000 60,778,418
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 75,000,000 77,096,625
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 150,000,000 152,065,254
Senior Note , 144A, 3.375% , 2/15/29 ................... United States 48,300,000 46,241,469
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 100,000,000 100,010,474
Senior Note , 144A, 6% , 2/01/33 ...................... United States 125,000,000 127,723,000
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 30,000,000 33,267,270
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 30,000,000 29,017,476
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 116,500,000 116,048,277
Senior Bond , 6.15% , 1/15/33 ......................... United States 50,000,000 53,094,516
Senior Bond , 6.4% , 6/15/33 .......................... United States 30,000,000 32,410,127
Senior Note , 6.1% , 1/15/29 .......................... United States 49,000,000 51,316,069
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............
United States 107,284,000 107,316,239
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 100,000,000 104,426,069

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Southern Co. (The), (continued)
Senior Bond , 5.7% , 10/15/32 ......................... United States 45,000,000 $ 47,747,161
Senior Bond , 5.2% , 6/15/33 .......................... United States 40,000,000 41,114,898
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 137,000,000 135,347,739
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 79,000,000 83,712,127
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 100,000,000 105,389,024
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 35,000,000 34,771,743
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 75,000,000 83,805,225
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 28,500,000 28,335,840
1,744,950,446
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 25,000,000 26,506,370
Senior Note , 6.4% , 4/15/33 .......................... United States 60,000,000 64,571,299
91,077,669
Energy Equipment & Services 0.3%
d
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125% , 3/15/29 .............. United States 40,000,000 41,423,254
d
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 89,812,000 92,120,168
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 55,000,000 56,355,310
189,898,732
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 43,000,000 43,232,146
Senior Bond , 4.875% , 4/15/28 ........................ United States 70,000,000 71,515,174
114,747,320
Food Products 0.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 85,000,000 88,853,730
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................... United States 68,000,000 72,777,714
Senior Bond , 6.875% , 5/15/34 ........................ United States 40,000,000 44,411,579
d
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 45,000,000 46,292,619
252,335,642
Ground Transportation 0.1%
d
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.55% , 5/30/33 .................... United Kingdom 55,000,000 56,774,697
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 35,000,000 37,049,683
93,824,380
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 105,000,000 113,164,321
d
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000,000 90,539,640
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 110,000,000 107,470,445
d
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25% , 4/01/29 .......................... United States 75,000,000 77,625,847
388,800,253

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 5.8%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 52,000,000 $ 51,726,083
Senior Note , 4.625% , 12/15/29 ....................... United States 141,100,000 136,957,826
Senior Note , 3.375% , 2/15/30 ........................ United States 47,000,000 43,325,042
d
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 600,000,000 644,985,000
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 522,000,000 465,075,900
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 610,000,000 489,307,431
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 517,498,000 565,464,890
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 200,000,000 210,315,724
CVS Health Corp. ,
Senior Bond , 5.25% , 2/21/33 ......................... United States 95,000,000 97,839,147
Senior Bond , 4.78% , 3/25/38 ......................... United States 61,925,000 58,478,215
d
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 150,000,000 145,959,750
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 70,000,000 72,909,620
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 40,000,000 41,506,918
HCA, Inc. ,
Senior Bond , 5.625% , 9/01/28 ........................ United States 115,000,000 118,569,271
Senior Bond , 5.5% , 6/01/33 .......................... United States 90,000,000 93,703,289
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 35,000,000 36,782,930
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 50,000,000 49,301,718
d ,f
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, PIK,
11.5% , 12/31/30 ................................... United States 49,792,145 51,632,573
Tenet Healthcare Corp. ,
Senior Bond , 6.875% , 11/15/31 ....................... United States 55,258,000 60,640,903
Senior Note , 6.125% , 10/01/28 ....................... United States 356,996,000 358,810,254
d
Senior Note , 144A, 6% , 11/15/33 ...................... United States 20,000,000 20,604,380
Senior Secured Note , 4.25% , 6/01/29 .................. United States 95,000,000 93,663,841
Senior Secured Note , 6.125% , 6/15/30 ................. United States 425,000,000 435,430,949
Senior Secured Note , 6.75% , 5/15/31 .................. United States 159,775,000 166,333,604
4,509,325,258
Health Care Technology 0.0%
†
d ,f
Claritev Corp. , Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 United States 27,072,269 21,570,394
Hotels, Restaurants & Leisure 1.9%
d
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 124,000,000 119,026,824
Senior Note , 144A, 6% , 10/15/32 ..................... United States 145,000,000 141,115,291
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 95,000,000 98,432,062
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 142,500,000 146,056,680
d
Carnival Corp. ,
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 85,000,000 87,340,133
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 115,000,000 118,808,217
Expedia Group, Inc. ,
Senior Bond , 3.8% , 2/15/28 .......................... United States 36,500,000 36,331,929
Senior Note , 3.25% , 2/15/30 ......................... United States 60,000,000 57,570,381
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 82,500,000 78,498,742
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 95,000,000 92,373,544
d
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ......................................... United States 40,000,000 41,444,520
d
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 35,000,000 35,858,807
d
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 50,000,000 50,922,177

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 125,000,000 $ 125,558,250
d
Wynn Macau Ltd. , Senior Bond , 144A, 5.5% , 10/01/27 ....... Macau 51,457,000 51,452,521
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 75,000,000 81,202,723
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 110,000,000 112,540,535
1,474,533,336
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 20,000,000 20,685,400
d
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 65,000,000 68,240,120
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note , 4.75% , 2/15/28 ......................... United States 25,000,000 24,837,000
Senior Note , 4.75% , 4/01/29 ......................... United States 40,000,000 39,551,680
153,314,200
Independent Power and Renewable Electricity Producers 0.4%
d
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 135,000,000 135,214,785
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 85,175,000 85,271,418
d ,e
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,290,122
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 97,750,000 99,822,659
330,598,984
Insurance 0.2%
d
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 75,000,000 77,859,482
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 30,000,000 31,655,129
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 65,883,870
175,398,481
IT Services 0.2%
d
CoreWeave, Inc. ,
Senior Note , 144A, 9.25% , 6/01/30 .................... United States 82,000,000 76,326,223
Senior Note , 144A, 9% , 2/01/31 ...................... United States 75,000,000 68,832,750
145,158,973
Media 0.3%
d
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 125,000,000 125,184,125
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 55,000,000 53,675,209
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 45,000,000 48,398,760
227,258,094
Metals & Mining 1.1%
d
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 101,547,000 99,634,700
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 55,000,000 61,620,044
d
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 25,000,000 24,082,973
Senior Note , 144A, 6.875% , 11/01/29 .................. United States 59,265,000 61,421,454
Senior Note , 144A, 7% , 3/15/32 ...................... United States 97,000,000 99,546,296

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
d
Cleveland-Cliffs, Inc., (continued)
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 55,000,000 $ 57,249,648
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 55,000,000 57,518,228
d
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 155,500,000 150,527,719
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 75,000,000 78,328,774
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 62,035,000 63,850,032
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .......
United States 40,000,000 40,684,797
d
Mineral Resources Ltd. ,
Senior Note , 144A, 8% , 11/01/27 ...................... Australia 20,000,000 20,460,500
Senior Note , 144A, 8.5% , 5/01/30 ..................... Australia 25,000,000 26,020,954
840,946,119
Multi-Utilities 0.0%
†
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 20,000,000 20,932,344
Oil, Gas & Consumable Fuels 3.1%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 72,624,000 73,376,457
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 125,000,000 125,188,750
Senior Note , 144A, 9.75% , 7/15/28 .................... United States 83,565,000 84,967,221
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 140,000,000 143,897,460
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ....
United States 30,000,000 31,824,112
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 40,000,000 41,513,832
Energy Transfer LP ,
Senior Bond , 5.75% , 2/15/33 ......................... United States 30,000,000 31,544,698
Senior Bond , 6.55% , 12/01/33 ........................ United States 25,000,000 27,412,221
Senior Bond , 5.6% , 9/01/34 .......................... United States 24,400,000 25,123,089
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 107,000,000 101,754,544
Senior Note , 144A, 6% , 4/15/30 ...................... United States 27,000,000 26,341,581
Kinder Morgan, Inc. ,
Senior Bond , 5.2% , 6/01/33 .......................... United States 67,000,000 68,964,478
Senior Bond , 5.4% , 2/01/34 .......................... United States 30,000,000 30,982,116
d
Matador Resources Co. ,
Senior Note , 144A, 6.875% , 4/15/28 ................... United States 30,000,000 30,773,280
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 35,000,000 35,518,522
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 40,000,000 40,206,000
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 80,000,000 86,181,520
Senior Bond , 6.125% , 1/01/31 ........................ United States 52,000,000 54,995,564
Senior Note , 6.375% , 9/01/28 ........................ United States 60,000,000 62,884,441
d
Rockies Express Pipeline LLC , Senior Note , 144A, 6.75% ,
3/15/33 ......................................... United States 20,000,000 21,131,404
d
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 46,445,000 47,053,900
d
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 350,000,000 276,661,245
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 183,000,000 185,460,177
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 25,000,000 25,927,550
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 140,000,000 134,840,211
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 230,000,000 228,851,357
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 75,000,000 77,527,307
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 25,000,000 27,387,212
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 40,000,000 40,756,977

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Venture Global Plaquemines LNG LLC, (continued)
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 50,000,000 $ 54,052,800
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 50,000,000 51,113,883
Williams Cos., Inc. (The) ,
Senior Bond , 3.5% , 11/15/30 ......................... United States 90,000,000 86,390,642
Senior Bond , 5.65% , 3/15/33 ......................... United States 40,000,000 42,154,051
2,422,758,602
Passenger Airlines 1.2%
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 150,000,000 156,977,550
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 41,416,666 41,497,074
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 255,000,000 259,830,720
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 125,000,000 125,779,966
d
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 100,000,000 100,833,621
d
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 107,762,000 107,692,041
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 161,643,000 161,055,848
953,666,820
Personal Care Products 0.1%
d
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 30,000,000 31,039,542
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 65,000,000 66,619,719
97,659,261
Pharmaceuticals 0.7%
d
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 122,853,000 127,861,335
d
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% ,
9/30/28 ......................................... Canada 60,928,000 63,158,873
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 50,000,000 52,909,550
d
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................... United States 20,000,000 16,578,700
Senior Note , 144A, 7.875% , 5/15/34 ................... United States 65,000,000 52,986,832
Senior Secured Note , 144A, 4.125% , 4/30/28 ............ United States 60,000,000 58,716,281
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 26,000,000 27,003,273
Senior Note , 7.875% , 9/15/29 ........................ Israel 25,000,000 27,531,950
Senior Note , 8.125% , 9/15/31 ........................ Israel 30,000,000 34,580,703
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 40,000,000 36,576,959
497,904,456
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ......................... United States 80,000,000 78,959,025
Senior Note , 3.469% , 4/15/34 ........................ United States 35,000,000 31,925,755
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......
United States 40,000,000 42,630,755
d
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 20,000,000 20,756,031
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 35,000,000 35,829,360
210,100,926
Software 0.3%
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 50,000,000 43,657,128

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 95,000,000 $ 99,082,385
Senior Bond , 5.2% , 9/26/35 .......................... United States 60,000,000 57,506,392
Senior Bond , 5.875% , 9/26/45 ........................ United States 50,000,000 45,181,330
245,427,235
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 80,000,000 84,442,698
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 60,000,000 60,529,262
d
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 50,000,000 51,193,450
196,165,410
Specialty Retail 0.1%
Lowe's Cos., Inc. ,
Senior Bond , 2.625% , 4/01/31 ........................ United States 40,000,000 36,743,994
Senior Bond , 3.75% , 4/01/32 ......................... United States 48,000,000 46,012,675
Senior Bond , 5% , 4/15/33 ........................... United States 17,000,000 17,414,194
100,170,863
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.75% , 2/01/33 ......................... United States 40,000,000 42,180,791
Senior Note , 5.3% , 10/01/29 ......................... United States 55,000,000 56,782,135
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 35,000,000 36,127,480
135,090,406
Textiles, Apparel & Luxury Goods 0.3%
d ,f
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 220,000,000 231,851,204
Tobacco 0.3%
BAT Capital Corp. ,
Senior Bond , 2.726% , 3/25/31 ........................ United Kingdom 25,000,000 23,062,045
Senior Bond , 6.421% , 8/02/33 ........................ United Kingdom 53,500,000 59,096,548
Senior Note , 2.259% , 3/25/28 ........................ United Kingdom 37,812,000 36,396,701
Philip Morris International, Inc. ,
Senior Bond , 5.75% , 11/17/32 ........................ United States 41,000,000 43,888,856
Senior Bond , 5.375% , 2/15/33 ........................ United States 25,000,000 26,157,709
188,601,859
Trading Companies & Distributors 0.5%
d
Herc Holdings, Inc. ,
Senior Note , 144A, 7% , 6/15/30 ...................... United States 35,000,000 36,855,820
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 30,000,000 31,829,224
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 140,000,000 140,096,740
Senior Bond , 3.875% , 2/15/31 ........................ United States 30,000,000 28,636,961
Senior Bond , 3.75% , 1/15/32 ......................... United States 31,000,000 29,171,905
d
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 73,800,000 75,871,420
342,462,070
Total Corporate Bonds (Cost $ 24,794,787,192 ) ................................
25,745,991,956

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 0.9%
Aerospace & Defense 0.0%
†
g
TransDigm, Inc., First Lien, CME Term Loan, J , 6.216% , ( 1-month
SOFR + 2.5% ), 2/28/31 ............................. United States 19,798,995 $ 19,895,713
g
Building Products 0.1%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 54,364,063 54,538,844
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.966% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 39,700,000 39,867,335
94,406,179
a a a a a a
g
Chemicals 0.0%
†
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1 , 6.522% ,
( 3-month SOFR + 2.75% ), 1/31/29 ..................... United States 19,850,000 19,913,123
h
Tronox Finance LLC, First Lien, 2024 CME Term Loan, B ,
6.191% , ( 1-month SOFR + 2.5%; 3-month SOFR + 2.5% ),
9/30/31 ......................................... United States 9,974,811 7,764,792
27,677,915
a a a a a a
Communications Equipment 0.0%
†
g
CommScope, Inc., First Lien, Initial CME Term Loan , 8.466% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 20,000,000 20,063,600
g
Containers & Packaging 0.2%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.966% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 90,240,500 90,272,535
h
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.034% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 1,269,979 1,270,430
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan , 7.232% , ( 1-month SOFR + 3.5% ), 4/15/30 ...... United States 19,847,328 19,504,168
111,047,133
a a a a a a
Health Care Equipment & Supplies 0.0%
†
g
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan , 5.466% , ( 1-month SOFR + 1.75% ), 10/23/30 ........ United States 19,800,251 19,896,183
Health Care Providers & Services 0.1%
g
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 7.59% , ( 3-month SOFR + 3.75% ), 12/31/30 . United States 30,224,331 30,345,228
IT Services 0.2%
g
X Corp., First Lien, CME Term Loan, B1 , 10.448% , ( 6-month
SOFR + 6.5% ), 10/26/29 ............................ United States 178,163,265 175,427,568
Media 0.0%
†
g
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.235% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 19,850,000 19,887,219
Personal Care Products 0.2%
g
OPAL US LLC, First Lien, CME Term Loan, B4 , 6.686% , ( 3-month
SOFR + 3% ), 4/28/32 ............................... United States 139,650,000 140,697,375
Textiles, Apparel & Luxury Goods 0.1%
g
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
6.922% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 45,000,000 45,422,100
Total Senior Floating Rate Interests (Cost $ 699,943,827 ) .......................
704,766,213

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 8.4%
U.S. Treasury Bonds ,
6.75%, 8/15/26 ................................... United States 250,000,000 $ 254,829,978
6.5%, 11/15/26 ................................... United States 250,000,000 256,386,303
6.625%, 2/15/27 .................................. United States 250,000,000 259,013,672
6.375%, 8/15/27 .................................. United States 250,000,000 261,347,655
6.125%, 11/15/27 ................................. United States 200,000,000 209,500,000
4.125%, 8/15/53 .................................. United States 750,000,000 664,160,160
4.625%, 5/15/54 .................................. United States 600,000,000 578,015,628
i
5 .03% , 11/15/54 .................................. United States 1,000,000,000 242,459,030
4.5%, 11/15/54 ................................... United States 250,000,000 235,878,905
4.75%, 5/15/55 ................................... United States 750,000,000 737,167,965
U.S. Treasury Notes ,
3.875%, 8/15/33 .................................. United States 1,500,000,000 1,487,871,090
4.25%, 5/15/35 ................................... United States 1,250,000,000 1,260,644,525
Total U.S. Government and Agency Securities (Cost $ 6,359,206,549 ) ............
6,447,274,911
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 34,005,833 34,892,549
2023-1 , A , 5.8% , 1/15/36 ............................ United States 46,648,550 48,895,765
83,788,314
a a a a a a
Total Asset-Backed Securities (Cost $ 80,543,865 ) .............................
83,788,314
Mortgage-Backed Securities 6.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.7%
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 549,962,460 548,897,898
FHLMC Pool, 30 Year , 5%, 5/01/53 - 12/01/54 .............. United States 393,539,035 393,412,237
FHLMC Pool, 30 Year , 5.5%, 6/01/53 - 2/01/55 ............. United States 1,048,723,186 1,064,566,364
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 112,858,354 115,974,461
2,122,850,960
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 20,831,306 20,145,557
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 328,230,986 328,904,755
FNMA, 30 Year , 5.5%, 7/01/53 - 11/01/54 ................. United States 275,622,551 279,913,097
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 255,773,386 262,835,512
891,798,921
Government National Mortgage Association (GNMA) Fixed Rate 2.1%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 12/20/55 ..... United States 956,905,981 967,836,910
GNMA II, Single-family, 30 Year , 6%, 5/20/55 - 7/20/55 ....... United States 301,703,784 307,864,473
GNMA II, Single-family, 30 Year , 6%, 8/20/55 ............... United States 360,436,361 368,106,278
1,643,807,661
Total Mortgage-Backed Securities (Cost $ 4,570,871,725 ) .......................
4,658,457,542
Total Long Term Investments (Cost $ 70,479,922,631 ) ..........................
74,789,402,348
a
Short Term Investments 2.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 0.8%
d ,i
Apple, Inc. , 144A, 3 .63% , 1/16/26 ....................... United States 87,500,000 87,359,178

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
d ,i
Canadian Imperial Bank of Commerce , 144A, 3 .73% , 1/16/26 .. Canada 87,500,000 $ 87,355,257
d ,i
Chevron Corp. , 144A, 3 .65% , 1/16/26 .................... United States 75,000,000 74,878,462
d ,i
Nestle Finance International Ltd. , 144A, 3 .66% , 1/22/26 ...... United States 155,000,000 154,654,149
d ,i
TotalEnergies Capital SA , 144A, 3 .75% , 1/05/26 ............ France 168,700,000 168,612,074
Total Commercial Papers (Cost $ 572,915,575 ) ................................
572,859,120
a a a
U.S. Government and Agency Securities 1.2%
i
U.S. Treasury Bills ,
2.3%, 1/06/26 .................................... United States 250,000,000 249,904,168
2.96%, 1/13/26 ................................... United States 250,000,000 249,732,740
3.18%, 1/20/26 ................................... United States 250,000,000 249,558,837
3.27%, 1/27/26 ................................... United States 200,000,000 199,510,504
948,706,249
Total U.S. Government and Agency Securities (Cost $ 948,579,118 ) ..............
948,706,249
Shares
Money Market Funds 0.3%
c,j
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 260,126,346 260,126,346
Total Money Market Funds (Cost $ 260,126,346 ) ...............................
260,126,346
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
c,j
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 933,000 933,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 933,000 ) ...........................................................
933,000
Total Short Term Investments (Cost $ 1,782,554,039 ) ...........................
1,782,624,715
a
Total Investments (Cost $ 72,262,476,670 ) 99.1% ..............................
$76,572,027,063
Options Written (0.0) %
†
....................................................
(34,620,500)
Other Assets, less Liabilities 0.9% ...........................................
719,814,590
Net Assets 100.0% .........................................................
$77,257,221,153
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options (0.0)%
†
Abbott Laboratories , February Strike Price $ 135.00 , Expires
2/20/26 ......................................... 5,000 62,645,000 (450,000)
Abbott Laboratories , January Strike Price $ 145.00 , Expires
1/16/26 ......................................... 5,000 62,645,000 (5,000)
AbbVie, Inc. , March Strike Price $ 250.00 , Expires 3/20/26 ..... 5,000 114,245,000 (1,750,000)
Air Products and Chemicals, Inc. , March Strike Price $ 270.00 ,
Expires 3/20/26 ................................... 2,500 61,755,000 (1,087,500)
Bristol-Myers Squibb Co. , March Strike Price $ 57.50 , Expires
3/20/26 ......................................... 10,000 53,940,000 (1,160,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 43 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (0.0)%
†
(continued)
Chevron Corp. , January Strike Price $ 170.00 , Expires 1/16/26 .. 10,000 152,410,000 $ (50,000)
Chevron Corp. , February Strike Price $ 170.00 , Expires 2/20/26 . 10,000 152,410,000 (330,000)
Cigna Group (The) , March Strike Price $ 320.00 , Expires 3/20/26 4,000 110,092,000 (1,340,000)
Dell Technologies, Inc. , February Strike Price $ 150.00 , Expires
2/20/26 ......................................... 10,000 125,880,000 (1,260,000)
Exxon Mobil Corp. , January Strike Price $ 125.00 , Expires 1/16/26 20,000 240,680,000 (620,000)
International Business Machines Corp. , March Strike Price
$ 330.00 , Expires 3/20/26 ............................ 10,000 296,210,000 (5,650,000)
McDonald's Corp. , January Strike Price $ 320.00 , Expires 1/16/26 5,000 152,815,000 (150,000)
PepsiCo, Inc. , January Strike Price $ 150.00 , Expires 1/16/26 ... 5,000 71,760,000 (130,000)
Texas Instruments, Inc. , January Strike Price $ 185.00 , Expires
1/16/26 ......................................... 5,000 86,745,000 (365,000)
Texas Instruments, Inc. , February Strike Price $ 195.00 , Expires
2/20/26 ......................................... 5,000 86,745,000 (1,260,000)
TotalEnergies SE , January Strike Price $ 67.50 , Expires 1/16/26 . 10,000 65,198,010 (200,000)
Union Pacific Corp. , February Strike Price $ 240.00 , Expires
2/20/26 ......................................... 5,000 115,660,000 (2,050,000)
(17,857,500)
Puts - Exchange-Traded
Equity Options (0.0)%
†
Abbott Laboratories , February Strike Price $ 115.00 , Expires
2/20/26 ......................................... 5,000 62,645,000 (480,000)
AbbVie, Inc. , February Strike Price $ 200.00 , Expires 2/20/26 ... 5,000 114,245,000 (605,000)
Alphabet, Inc. , February Strike Price $ 270.00 , Expires 2/20/26 . 3,000 93,900,000 (855,000)
Amazon.com, Inc. , February Strike Price $ 200.00 , Expires
2/20/26 ......................................... 10,000 230,820,000 (2,090,000)
Amgen, Inc. , February Strike Price $ 315.00 , Expires 2/20/26 ... 5,000 163,655,000 (3,250,000)
Analog Devices, Inc. , January Strike Price $ 210.00 , Expires
1/16/26 ......................................... 5,000 135,600,000 —
Dell Technologies, Inc. , February Strike Price $ 110.00 , Expires
2/20/26 ......................................... 10,000 125,880,000 (2,110,000)
Exxon Mobil Corp. , January Strike Price $ 105.00 , Expires 1/16/26 20,000 240,680,000 (160,000)
Meta Platforms, Inc. , January Strike Price $ 530.00 , Expires
1/16/26 ......................................... 3,000 198,027,000 (33,000)
NVIDIA Corp. , February Strike Price $ 150.00 , Expires 2/20/26 .. 5,000 93,250,000 (550,000)
Oracle Corp. , March Strike Price $ 140.00 , Expires 3/20/26 .... 10,000 194,910,000 (1,990,000)
Texas Instruments, Inc. , January Strike Price $ 160.00 , Expires
1/16/26 ......................................... 10,000 173,490,000 (540,000)
UnitedHealth Group, Inc. , February Strike Price $ 310.00 , Expires
2/20/26 ......................................... 5,000 165,055,000 (4,100,000)
(16,763,000)
Total Options Written (Premiums received $ 77,083,180 ) ........................
$ (34,620,500)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

b
Non-income producing.
c
See Note 5 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $30,600,036,024, representing 39.6% of net assets.
e
Perpetual security with no stated maturity date.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The rate shown represents the yield at period end.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2025
Franklin U.S. Government Securities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 2.5%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 13,500,000 $ 14,147,842
4.5%, 2/15/44 .................................................... 33,400,000 32,323,633
4.625%, 5/15/54 ................................................... 6,000,000 5,780,156
Total U.S. Government and Agency Securities (Cost $ 55,127,015 ) .................
52,251,631
Mortgage-Backed Securities 95.7%
Government National Mortgage Association (GNMA) Fixed Rate 95.7%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 2,638,155 2,643,510
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 87,482,969 89,219,917
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 36,431,781 37,938,900
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 33,353,061 35,232,244
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 6,661,712 6,918,410
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 3,854,744 4,046,200
GNMA I, 30 Year , 7.5%, 7/15/26 - 8/15/33 ................................. 175,169 182,533
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 468 481
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 8,387,882 7,839,217
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 25,520,778 24,641,873
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 47,953,053 47,954,727
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 529,302 538,790
GNMA I, Single-family, 30 Year , 7.5%, 1/15/26 - 7/15/31 ...................... 421,769 430,986
GNMA I, Single-family, 30 Year , 8%, 5/15/26 - 9/15/30 ........................ 101,199 103,215
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,172,110 2,187,798
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 520,530 527,886
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 15,138,315 15,895,158
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 519,034 538,145
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 146,598 153,528
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 3,096 3,122
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 132,788,680 110,101,104
GNMA II, Single-family, 30 Year , 2%, 8/20/50 - 6/20/51 ....................... 31,128,892 25,817,950
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 12,775,142 10,780,455
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 57,545,447 49,699,817
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 171,197,080 147,856,262
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 69,198,455 59,763,788
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 43,528,185 37,593,412
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 69,589,062 60,100,779
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 14,746,482 13,591,878
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 10,633,649 9,720,678
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 14,365,965 13,083,556
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 11,506,345 10,471,819
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 18,615,545 16,956,544
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 81,525,391 73,399,250
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 21,842,126 19,664,986
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 71,905,955 63,963,539
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 22,688,382 21,473,130
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 28,593,250 27,073,404
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 9,948,564 9,380,569
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 103,341,668 95,655,344
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 1/20/49 ..................... 45,993,484 43,197,106
GNMA II, Single-family, 30 Year , 4%, 10/20/41 .............................. 9,023,466 8,776,122
GNMA II, Single-family, 30 Year , 4%, 11/20/41 .............................. 8,604,356 8,368,489
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 24,643,483 23,769,379
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... 18,847,168 18,175,251
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 11,979,952 11,573,502
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 12/20/49 ...................... 50,654,971 48,828,970
GNMA II, Single-family, 30 Year , 4.5%, 6/20/41 ............................. 8,396,561 8,411,521
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 9,279,590 9,346,935

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 43 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. $ 13,404,918 $ 13,501,516
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 9,634,667 9,703,603
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 30,289,710 29,762,628
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 2/20/44 ...................... 27,753,614 27,911,263
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 21,855,981 21,905,550
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 25,795,496 25,853,402
GNMA II, Single-family, 30 Year , 5%, 9/20/53 ............................... 20,723,341 20,775,711
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 9/20/41 ....................... 22,252,147 22,830,273
GNMA II, Single-family, 30 Year , 5%, 12/20/54 .............................. 20,837,038 20,823,497
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 19,028,799 19,349,306
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 38,430,963 38,983,746
GNMA II, Single-family, 30 Year , 5.5%, 5/20/54 ............................. 39,491,806 39,972,416
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 6/20/55 ...................... 33,686,377 34,675,579
GNMA II, Single-family, 30 Year , 5.5%, 8/20/55 ............................. 90,207,835 91,173,671
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............................ 69,943,396 70,692,270
GNMA II, Single-family, 30 Year , 6%, 6/20/34 - 6/20/55 ....................... 3,606,516 3,680,499
GNMA II, Single-family, 30 Year , 6%, 7/20/55 ............................... 90,770,943 92,700,174
GNMA II, Single-family, 30 Year , 6%, 9/20/55 ............................... 11,472,577 11,716,708
GNMA II, Single-family, 30 Year , 6%, 10/20/55 .............................. 20,329,752 20,993,273
GNMA II, Single-family, 30 Year , 6.5%, 2/20/26 - 1/20/39 ...................... 4,552,499 4,833,985
GNMA II, Single-family, 30 Year , 6.5%, 5/20/54 ............................. 10,418,448 10,795,851
GNMA II, Single-family, 30 Year , 6.5%, 6/20/54 ............................. 14,458,864 14,979,979
GNMA II, Single-family, 30 Year , 6.5%, 6/20/55 ............................. 9,451,456 9,781,574
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 1,030,914 1,070,663
GNMA II, Single-family, 30 Year , 7.5%, 10/20/26 - 4/20/32 ..................... 79,297 81,946
GNMA II, Single-family, 30 Year , 8%, 5/20/26 - 6/20/30 ....................... 26,147 26,967
1,992,168,229
Total Mortgage-Backed Securities (Cost $ 2,170,503,650 ) .........................
1,992,168,229
Total Long Term Investments (Cost $ 2,225,630,665 ) .............................
2,044,419,860
a
a a a a
Short Term Investments 1.5%
Shares
a
Money Market Funds 1.5%
a,b
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 30,868,892 30,868,892
Total Money Market Funds (Cost $ 30,868,892 ) ..................................
30,868,892
Total Short Term Investments (Cost $ 30,868,892 ) ................................
30,868,892
a
Total Investments (Cost $ 2,256,499,557 ) 99.7% ..................................
$2,075,288,752
Other Assets, less Liabilities 0.3% .............................................
5,959,671
Net Assets 100.0% ...........................................................
$2,081,248,423
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2025
Franklin Utilities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Electric Utilities 60.4%
Alliant Energy Corp. ................................. United States 3,500,000 $ 227,535,000
American Electric Power Co., Inc. ....................... United States 600,000 69,186,000
Constellation Energy Corp. ............................ United States 950,000 335,606,500
Duke Energy Corp. .................................. United States 2,550,000 298,885,500
Edison International ................................. United States 2,500,000 150,050,000
Entergy Corp. ...................................... United States 4,300,000 397,449,000
Evergy, Inc. ........................................ United States 4,150,000 300,833,500
Eversource Energy .................................. United States 1,000,000 67,330,000
Exelon Corp. ....................................... United States 5,100,000 222,309,000
FirstEnergy Corp. ................................... United States 3,200,000 143,264,000
NextEra Energy, Inc. ................................. United States 8,300,000 666,324,000
NRG Energy, Inc. ................................... United States 800,000 127,392,000
OGE Energy Corp. .................................. United States 2,181,395 93,145,566
PG&E Corp. ....................................... United States 15,800,000 253,906,000
Pinnacle West Capital Corp. ........................... United States 1,000,000 88,700,000
PPL Corp. ......................................... United States 6,800,000 238,136,000
Southern Co. (The) .................................. United States 4,000,000 348,800,000
SSE plc .......................................... United Kingdom 1,000,000 29,317,916
TXNM Energy, Inc. .................................. United States 800,000 47,104,000
Xcel Energy, Inc. .................................... United States 2,500,000 184,650,000
4,289,923,982
Gas Utilities 0.8%
ONE Gas, Inc. ..................................... United States 700,000 54,075,000
Independent Power and Renewable Electricity Producers 7.0%
Clearway Energy, Inc. , C .............................. United States 1,200,000 39,912,000
Drax Group plc ..................................... United Kingdom 12,000,000 135,388,098
Vistra Corp. ........................................ United States 2,000,000 322,660,000
497,960,098
Multi-Utilities 27.1%
Ameren Corp. ...................................... United States 2,200,000 219,692,000
Black Hills Corp. .................................... United States 300,000 20,826,000
CenterPoint Energy, Inc. .............................. United States 4,800,000 184,032,000
CMS Energy Corp. .................................. United States 1,700,000 118,881,000
Dominion Energy, Inc. ................................ United States 1,800,000 105,462,000
DTE Energy Co. .................................... United States 1,300,000 167,674,000
E.ON SE .......................................... Germany 5,000,000 94,674,605
National Grid plc .................................... United Kingdom 5,000,000 76,692,411
NiSource, Inc. ...................................... United States 5,800,000 242,208,000
Northwestern Energy Group, Inc. ....................... United States 1,400,000 90,356,000
Public Service Enterprise Group, Inc. .................... United States 2,050,000 164,615,000
Sempra, Inc. ....................................... United States 3,700,000 326,673,000
WEC Energy Group, Inc. .............................. United States 1,100,000 116,006,000
1,927,792,016
Oil, Gas & Consumable Fuels 2.9%
DT Midstream, Inc. .................................. United States 650,000 77,792,000
Targa Resources Corp. ............................... United States 400,000 73,800,000
Williams Cos., Inc. (The) .............................. United States 900,000 54,099,000
205,691,000
Water Utilities 1.6%
Essential Utilities, Inc. ................................ United States 1,250,000 47,950,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc .............................. United Kingdom 4,000,000 $ 64,265,733
112,215,733
Total Common Stocks (Cost $ 3,153,400,717 ) ..................................
7,087,657,829
Short Term Investments 0.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
a,b
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 3,761,855 3,761,855
Total Money Market Funds (Cost $ 3,761,855 ) .................................
3,761,855
Total Short Term Investments (Cost $ 3,761,855 ) ...............................
3,761,855
a
Total Investments (Cost $ 3,157,162,572 ) 99.9% ................................
$7,091,419,684
Other Assets, less Liabilities 0.1% ...........................................
11,318,262
Net Assets 100.0% .........................................................
$7,102,737,946
a a a
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

franklintempleton.com
Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At December 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
17,336 Aestas Management Co. LLC ................... 10/03/25 $ 7,454,480 $ 8,254,103
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 25,000,003 71,308,308
2,353 Canva Australia Holdings Pty. Ltd., A ............. 11/08/21 4,011,298 3,873,367
94 Canva Australia Holdings Pty. Ltd., A-3 ............ 11/08/21 160,247 154,737
8 Canva Australia Holdings Pty. Ltd., A-4 ............ 11/08/21 13,638 13,169
5 Canva Australia Holdings Pty. Ltd., A-5 ............ 11/08/21 8,524 8,231
25,413 Canva Australia Holdings Pty. Ltd., B ............. 11/08/21 43,323,040 41,833,356
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 11,362,438
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 18,800,744
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 12,491,946
98,050 Plaid, Inc., A ................................ 3/31/25 19,999,906 17,982,278
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 22,690,413
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 73,928,934
Total Restricted Securities (Value is 1.6% of Net Assets) ............... $228,735,828 $282,702,024
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At December 31, 2025, unfunded commitments were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
December 31, 2025, investments in affiliated management investment companies were as follows:
Borrower Unfunded Commitment
Franklin Income Fund
Clydesdale Acquisition Holdings, Inc. $ 263,354
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $46,741,591 $760,714,955 $(747,288,199) $— $— $60,168,347 60,168,347 $428,262
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $55,963,000 $111,278,000 $(159,534,000) $— $— $7,707,000 7,707,000 $239,860
Total Affiliated Securities ... $102,704,591 $871,992,955 $(906,822,199) $— $— $67,875,347 $668,122
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $52,469,504 $658,802,103 $(640,311,615) $— $— $70,959,992 70,959,992 $923,512

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $2,570,000 $14,995,000 $(17,565,000) $— $— $— — $19,244
Total Affiliated Securities ... $55,039,504 $673,797,103 $(657,876,615) $— $— $70,959,992 $942,756
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $90,558,756 $— $— $— $(550,749) $90,008,007 7,867,833 $1,581,434
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ 50,647,897 3,276,617,548 (3,067,139,099) — — 260,126,346 260,126,346 1,256,772
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $111,490,000 $420,955,000 $(531,512,000) $— $— $933,000 933,000 $895,521
Total Affiliated Securities ... $252,696,653 $3,697,572,548 $(3,598,651,099) $— $(550,749) $351,067,353 $3,733,727
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $40,759,933 $78,427,086 $(88,318,127) $— $— $30,868,892 30,868,892 $357,460
Total Affiliated Securities ... $40,759,933 $78,427,086 $(88,318,127) $— $— $30,868,892 $357,460
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $18,834,175 $247,465,058 $(262,537,378) $— $— $3,761,855 3,761,855 $422,558
Total Affiliated Securities ... $18,834,175 $247,465,058 $(262,537,378) $— $— $3,761,855 $422,558
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 794,101,250 $ — $ — $ 794,101,250
Automobiles .......................... 787,010,000 — — 787,010,000
Biotechnology ......................... 1,031,968,002 189,797,361 — 1,221,765,363
Broadline Retail ....................... 2,896,028,500 — — 2,896,028,500
Capital Markets ........................ 285,670,273 — — 285,670,273
Communications Equipment .............. 216,199,500 — — 216,199,500
Construction & Engineering ............... 120,829,200 — — 120,829,200
Consumer Finance ..................... 8,168,000 — — 8,168,000
Electrical Equipment .................... 217,626,000 — — 217,626,000
Electronic Equipment, Instruments &
Components ........................ 865,724,000 — — 865,724,000
Energy Equipment & Services ............. 64,033,500 — — 64,033,500
Entertainment ......................... 684,145,000 — — 684,145,000
Financial Services ...................... 999,571,000 — — 999,571,000
Ground Transportation .................. 98,052,000 — — 98,052,000
Health Care Equipment & Supplies ......... 446,395,000 — — 446,395,000
Health Care Providers & Services .......... 271,645,000 — — 271,645,000
Health Care Technology ................. 45,698,500 73,431,602 — 119,130,102
Hotels, Restaurants & Leisure ............. 550,866,500 — — 550,866,500
Interactive Media & Services .............. 3,400,635,000 7,674,354 — 3,408,309,354
IT Services ........................... 1,405,722,854 — — 1,405,722,854
Life Sciences Tools & Services ............ 102,076,500 17,612,764 — 119,689,264
Machinery ............................ 23,800,000 — — 23,800,000
Pharmaceuticals ....................... 499,453,500 — — 499,453,500
Semiconductors & Semiconductor Equipment . 6,900,538,750 — — 6,900,538,750
Software ............................. 4,126,618,756 — — 4,126,618,756
Specialty Retail ........................ 147,707,000 — — 147,707,000
Technology Hardware, Storage & Peripherals . 1,087,440,000 — — 1,087,440,000
Warrants ............................... — — —
b
—
Short Term Investments ................... 67,875,347 — — 67,875,347
Total Investments in Securities ........... $28,145,598,932 $288,516,081
c
$— $28,434,115,013

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 851,959,644 $ — $ — $ 851,959,644
Beverages ........................... 233,180,994 — — 233,180,994
Biotechnology ......................... 94,181,065 — — 94,181,065
Broadline Retail ....................... 882,960,148 — — 882,960,148
Building Products ...................... 434,730,460 — — 434,730,460
Capital Markets ........................ 939,612,537 — — 939,612,537
Chemicals ........................... 414,868,187 — — 414,868,187
Commercial Services & Supplies ........... 123,640,174 — — 123,640,174
Communications Equipment .............. 73,591,307 — — 73,591,307
Construction Materials .................. 196,942,377 — — 196,942,377
Consumer Staples Distribution & Retail ...... 189,830,354 — — 189,830,354
Electric Utilities ........................ 194,042,380 — — 194,042,380
Electrical Equipment .................... 273,694,975 — — 273,694,975
Electronic Equipment, Instruments &
Components ........................ 785,831,855 — — 785,831,855
Entertainment ......................... 183,577,611 — — 183,577,611
Financial Services ...................... 776,702,092 — — 776,702,092
Ground Transportation .................. 371,464,034 — — 371,464,034
Health Care Equipment & Supplies ......... 564,766,217 — — 564,766,217
Health Care Providers & Services .......... 102,385,267 — — 102,385,267
Hotels, Restaurants & Leisure ............. 142,714,189 — — 142,714,189
Interactive Media & Services .............. 1,118,020,700 — — 1,118,020,700
IT Services ........................... 62,682,684 — 41,833,356 104,516,040
Life Sciences Tools & Services ............ 778,652,295 — — 778,652,295
Machinery ............................ 663,745,100 — — 663,745,100
Pharmaceuticals ....................... 497,649,871 — — 497,649,871
Professional Services ................... 63,310,263 — — 63,310,263
Semiconductors & Semiconductor Equipment . 2,838,234,015 — — 2,838,234,015
Software ............................. 2,543,371,911 — 60,289,232 2,603,661,143
Specialty Retail ........................ 36,533,005 — — 36,533,005
Technology Hardware, Storage & Peripherals . 589,115,455 — — 589,115,455
Trading Companies & Distributors .......... 183,784,765 — — 183,784,765
Convertible Preferred Stocks ................ — — 180,579,436 180,579,436
Preferred Stocks ......................... — 130,733,025 — 130,733,025
Short Term Investments ................... 70,959,992 — — 70,959,992
Total Investments in Securities ........... $17,276,735,923 $130,733,025
d
$282,702,024 $17,690,170,972
Franklin Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 892,192,500 — — 892,192,500
Air Freight & Logistics ................... 49,595,000 — — 49,595,000
Automobiles .......................... — 173,305,230 — 173,305,230
Banks ............................... 811,747,500 — — 811,747,500
Beverages ........................... 1,354,190,000 — — 1,354,190,000
Biotechnology ......................... 898,535,000 — — 898,535,000
Capital Markets ........................ 214,068,000 26,556,864 — 240,624,864
Chemicals ........................... 679,305,000 131,546,506 — 810,851,506
Communications Equipment .............. 308,120,000 — — 308,120,000
Consumer Staples Distribution & Retail ...... 146,625,000 — — 146,625,000
Containers & Packaging ................. 200,889,000 — — 200,889,000
Diversified Telecommunication Services ..... 325,840,000 — — 325,840,000
Electric Utilities ........................ 1,453,295,000 — — 1,453,295,000
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Energy Equipment & Services ............. $ 409,960,000 $ — $ — $ 409,960,000
Food Products ........................ 422,035,000 — — 422,035,000
Ground Transportation .................. 737,268,000 — — 737,268,000
Health Care Equipment & Supplies ......... 474,022,500 — — 474,022,500
Health Care Providers & Services .......... 351,986,000 — — 351,986,000
Hotels, Restaurants & Leisure ............. 305,630,000 — — 305,630,000
Household Products .................... 1,146,480,000 — — 1,146,480,000
Industrial Conglomerates ................ 390,180,000 — — 390,180,000
IT Services ........................... 813,494,100 — — 813,494,100
Machinery ............................ 147,780,000 — — 147,780,000
Media ............................... 298,900,000 — — 298,900,000
Metals & Mining ....................... 349,877,479 — — 349,877,479
Multi-Utilities .......................... 740,460,771 — — 740,460,771
Oil, Gas & Consumable Fuels ............. 3,564,669,520 — — 3,564,669,520
Pharmaceuticals ....................... 1,585,178,000 114,114,413 — 1,699,292,413
Semiconductors & Semiconductor Equipment . 535,135,000 — — 535,135,000
Specialty Retail ........................ 808,780,000 — — 808,780,000
Technology Hardware, Storage & Peripherals . 125,880,000 — — 125,880,000
Management Investment Companies ......... 90,008,007 — — 90,008,007
Equity-Linked Securities ................... — 14,197,806,484 — 14,197,806,484
Convertible Preferred Stocks :
Aerospace & Defense ................... 385,354,800 — — 385,354,800
Capital Markets ........................ 113,400,000 — — 113,400,000
Chemicals ........................... 267,255,000 — — 267,255,000
Electric Utilities ........................ 576,830,000 — — 576,830,000
Financial Services ...................... — 208,890,000 — 208,890,000
Preferred Stocks ......................... 60,920,000 — — 60,920,000
Warrants ............................... — 125,367,488 — 125,367,488
Convertible Bonds ....................... — 135,650,250 — 135,650,250
Corporate Bonds ........................ — 25,745,991,956 — 25,745,991,956
Senior Floating Rate Interests ............... — 704,766,213 — 704,766,213
U.S. Government and Agency Securities ....... — 6,447,274,911 — 6,447,274,911
Asset-Backed Securities ................... — 83,788,314 — 83,788,314
Mortgage-Backed Securities ................ — 4,658,457,542 — 4,658,457,542
Short Term Investments ................... 261,059,346 1,521,565,369 — 1,782,624,715
Total Investments in Securities ........... $22,296,945,523 $54,275,081,540
e
$— $76,572,027,063
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $93 $— $93
Total Other Financial Instruments ......... $— $93 $— $93
Liabilities:
Other Financial Instruments:
Options Written .......................... $34,620,500 $— $— $34,620,500
Total Other Financial Instruments ......... $34,620,500 $— $— $34,620,500
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... — 52,251,631 — 52,251,631
Mortgage-Backed Securities ................ — 1,992,168,229 — 1,992,168,229
Short Term Investments ................... 30,868,892 — — 30,868,892
Total Investments in Securities ........... $30,868,892 $2,044,419,860 $— $2,075,288,752
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At December 31, 2025, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin Growth Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Level 1 Level 2 Level 3 Total
Franklin Utilities Fund
Assets:
Investments in Securities:
a
Common Stocks :
Electric Utilities ........................ $ 4,260,606,066 $ 29,317,916 $ — $ 4,289,923,982
Gas Utilities .......................... 54,075,000 — — 54,075,000
Independent Power and Renewable Electricity
Producers .......................... 497,960,098 — — 497,960,098
Multi-Utilities .......................... 1,756,425,000 171,367,016 — 1,927,792,016
Oil, Gas & Consumable Fuels ............. 205,691,000 — — 205,691,000
Water Utilities ......................... 47,950,000 64,265,733 — 112,215,733
Short Term Investments ................... 3,761,855 — — 3,761,855
Total Investments in Securities ........... $6,826,469,019 $264,950,665
f
$— $7,091,419,684
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $288,516,081, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $130,733,025, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $304,851,736, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $264,950,665, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 41,833,356 $ — $ — $ — $ — $ — $ — $ — $ 41,833,356 $ —
Software .......... 48,961,336 7,454,480 — — — — — 3,873,416 60,289,232 3,873,416
Convertible Preferred
Stocks :
Aerospace & Defense . 53,092,601 — — — — — — 18,215,707 71,308,308 18,215,707
IT Services ........ 4,049,504 — — — — — — — 4,049,504 —
Software .......... 101,900,085 — — — — — — 3,321,539 105,221,624 3,321,539
Total Investments in
Securities ............ $249,836,882 $7,454,480 $— $— $— $— $— $25,410,662 $282,702,024 $25,410,662
a
Purchases include all purchases of securities and securities received in corporate actions.
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.